Consolidated statements of cash flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit for the year, net		$ 396,955	$ 269,535	$ 50,650
Items related to operating activities:
Other non-cash costs related to the transfer of conventional assets		27,539
(Reversal of) allowance for expected credit losses		0	(36)	406
Share-based payments		23,133	16,576	10,592
Net (decrease) increase in provisions		(578)	2,790	1,930
Net changes in foreign exchange rate		(18,458)	(33,263)	(14,328)
Discount for well plugging and abandonment		2,387	2,444	2,546
Interest expense on lease liabilities		2,894	1,925	1,079
Discount of assets and liabilities at present value		(2,137)	2,561	2,300
Income tax expense		148,404	163,979	102,114
Employee benefits		300	502	247
Items related to investing activities:
Gain related to the transfer of conventional assets		(89,659)
Impairment (Reversal) of long-lived assets		24,585		(14,044)
Gain from farmout agreement		(24,429)	(18,218)	(9,050)
Interest income		(1,235)	(809)	(65)
Changes in the fair value of financial assets		(19,437)	17,599	(5,061)
Depreciation and depletion		272,371	231,746	187,858
Amortization of intangible assets		4,059	3,116	3,455
Gain from assets disposal		0	0	(9,999)
Items related to financing activities:
Interest expense		21,879	28,886	50,660
Changes in the fair value of warrants		0	30,350	2,182
Amortized cost		1,810	2,365	4,164
Remeasurement in borrowings		72,044	52,817	19,163
Other financial income (expense)		26,381	(9,242)	(4,851)
Changes in working capital:
Trade and other receivables		(81,260)	(34,515)	12,326
Inventories		2,058	500	905
Trade and other payables		61,230	40,183	16,209
Payments of employee benefits		(283)	(254)	(399)
Salaries and payroll taxes		(26,441)	2,877	3,929
Other taxes and royalties		(43,507)	(8,024)	(7,311)
Provisions		(1,359)	(2,265)	(1,918)
Income tax payment		(67,213)	(74,354)	(4,296)
Net cash flows provided by operating activities		712,033	689,771	401,393
Cash flows from investing activities
Payments for acquisitions of property, plant and equipment		(688,437)	(479,025)	(321,286)
Payments for the acquisition of AFBN assets		(25,000)	(115,000)
Payments for acquisitions of other intangible assets		(7,293)	(6,030)	(1,611)
Payments for acquisitions of investments in associates		(2,176)	(3,466)	(2,977)
Prepayment of leases		(14,292)
Payments received from farmout agreement		26,650	20,000	10,000
Proceeds from the transfer of conventional assets		10,000
Interest received		1,235	809	65
Proceeds from disposal of oil and gas properties	[1]	0	0	14,150
Cash received by AFBN assets acquisition				6,203
Net cash flows (used in) investing activities		(699,313)	(582,712)	(295,456)
Cash flows from financing activities
Proceeds from borrowings		318,169	128,788	358,093
Payment of borrowings cost		(1,779)	(1,670)	(3,326)
Payment of principal		(211,499)	(195,091)	(284,695)
Payment of interest		(22,993)	(34,430)	(54,636)
Payments of lease		(36,780)	(11,494)	(8,911)
Share repurchase		0	(29,304)
Payments of other financial cost		(25,562)
Net cash flows provided by (used in) financing activities		19,556	(143,201)	6,525
Net increase (decrease) in cash and cash equivalents		32,276	(36,142)	112,462
Cash and cash equivalents at beginning of year		241,956	311,217	201,314
Effect of exposure to changes in the foreign currency rate and other financial results of cash and cash equivalents		(64,716)	(33,119)	(2,559)
Net increase (decrease) in cash and cash equivalents		32,276	(36,142)	112,462
Cash and cash equivalents at end of year		209,516	241,956	311,217
Significant transactions that generated no cash flows
Acquisition of property, plant and equipment through increase in trade and other payables		152,607	138,543	80,321
Disposal for transfer of conventional assets through increase in trade and other receivables		(116,071)
Changes in well plugging and abandonment with an impact in property, plant and equipment		$ (930)	$ (713)	2,112
Acquisition of AFBN assets				69,693
Acquisition of Mexico's exploration assets				6,174
Disposal of Mexico's exploration assets				$ (5,126)

[1]	Including 15,000 received for the transfer of working interests in Coirón Amargo Sur Oeste (“CASO”) concession (Note 29.2.6) net of 850 from payments related to the transfer of Mexico’s exploration assets.